Goodwill - Schedule of movement in Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Reconciliation of changes in intangible assets and goodwill [abstract]
Carrying Amount - Beginning of fiscal year	$ 1,349,235	$ 1,350,645
Addition through business combinations	6,161	0
Impairment loss	(556,440)	0
Foreign currency translation	(994)	(1,410)
Carrying Amount - End of fiscal year	$ 797,962	$ 1,349,235